Investment Contracts - Summary of Investment Contracts for General Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 18,048	€ 16,943
Portfolio transfers and acquisitions		271
Deposits	13,234	10,308
Withdrawals	(13,768)	(10,101)
Investment contracts liabilities released	(23)	(53)
Interest credited	247	236
Net exchange differences	140	332
Transfer to/from other headings	724	133
Other	(7)	(22)
Ending balance	18,594	18,048
Institutional guaranteed products	339	944
Fixed annuities	6,237	5,981
Savings accounts	11,517	10,586
Investment contracts with discretionary participation features	211	223
Other	289	314
Investment contracts liabilities	18,594	18,048	[1]	€ 16,943
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	17,825	16,665
Portfolio transfers and acquisitions		271
Deposits	13,234	10,308
Withdrawals	(13,768)	(10,101)
Interest credited	247	236
Net exchange differences	128	335
Transfer to/from other headings	724	133
Other	(7)	(22)
Ending balance	18,382	17,825
With Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	223	278
Investment contracts liabilities released	(23)	(53)
Net exchange differences	12	(2)
Ending balance	€ 211	€ 223

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.